Financial Risk (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Schedule of financial assets that are either past due or impaired

	December 31, 2020
	Stage 1	Stage 2	Stage 3	Total
Current	4,613,468	287,336	10,593	4,911,397

	December 31, 2019
	Stage 1	Stage 2	Stage 3	Total
Current	5,602,157	228,995	47,169	5,878,321
Past due
90-120 days	—	—	3,724	3,724
151-180 days	—	—	—	—
More than 180 days	—	—	10,952	10,952
Total past due	—	—	14,676	14,676
Total	5,602,157	228,995	61,845	5,892,997

Schedule of credit exposure of derivative transactions

	December 31, 2020
		Derivative	Derivative
		financial	financial
	Notional value	instruments - fair	instruments - fair
	USD	value asset	value liabilities
Interest rate swaps	145,667	1,831	(1,774)
Cross-currency swaps	565,997	25,947	(3,848)
Foreign exchange forwards	71,353	—	(3,589)
Total	783,017	27,778	(9,211)

	December 31,
	2019
		Derivative	Derivative
		financial	financial
	Notional value	instruments - fair	instruments - fair
	USD	value asset	value liabilities
Interest rate swaps	521,333	407	(1,903)
Cross-currency swaps	369,869	10,125	(10,197)
Foreign exchange forwards	74,471	625	(2,575)
Total	965,673	11,157	(14,675)

Schedule of macroeconomic assumptions used in the base, optimistic and pessimistic scenarios

		Variable
		GDP Growth		ComEx Growth
		(Var.% )		Index (Var.% )
		December 31,	December 31,	December 31,	December 31,
Country	Scenario	2020	2019	2020	2019
	Central	0.7%	2.0%	4.0%	4.1%
Brazil	Upside	1.7%	3.0%	7.5%	7.6%
	Downside	(0.7)%	0.6%	0.0%	0.1%
	Central	1.4%	3.4%	4.6%	6.6%
Colombia	Upside	2.5%	4.5%	7.6%	9.6%
	Downside	0.1%	2.1%	1.1%	3.1%
	Central	0.2%	1.5%	3.5%	2.2%
Mexico	Upside	1.2%	2.5%	7.5%	6.2%
	Downside	(1.0)%	0.3%	(1.0)%	(2.3)%
	Central	1.5%	2.2%	6.4%	3.1%
Chile	Upside	2.6%	3.3%	9.9%	6.6%
	Downside	0.3%	1.0%	2.4%	(0.9)%
	Central	2.5%	4.6%	4.2%	3.0%
Panama	Upside	3.5%	6.1%	7.2%	6.0%
	Downside	1.3%	3.2%	0.7%	(0.5)%
	Central	2.5%	3.5%	4.2%	4.1%
Guatemala	Upside	3.5%	4.5%	7.2%	7.1%
	Downside	1.3%	2.3%	0.7%	0.6%
	Central	1.4%	3.3%	5.1%	4.2%
Peru	Upside	2.4%	4.3%	8.6%	7.7%
	Downside	0.2%	2.1%	1.1%	0.2%
	Central	(0.2)%	1.3%	2.7%	4.6%
Ecuador	Upside	0.8%	2.3%	5.7%	7.6%
	Downside	(1.7)%	(0.2)%	(0.8)%	1.1%

Schedule of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments

			Securities
		Loan commitments
	Loans at amortized	and financial
December 31, 2020	cost	guarantee contracts	At amortized cost	FVOCI	Total
Net effect of changes in allowance for expected credit losses	13,459	79	38	—	13,576
Financial instruments that have been derecognized during the year	(28,036)	(1,885)	(86)	—	(30,007)
New financial assets originated or purchased	12,828	1,666	430	43	14,967
Total	(1,749)	(140)	382	43	(1,464)

			Securities
		Loan commitments
	Loans at amortized	and financial
December 31, 2019	cost	guarantee contracts	At amortized cost	FVOCI	Total
Net effect of changes in allowance for expected credit losses	11,714	153	(18)	—	11,849
Financial instruments that have been derecognized during the year	(36,534)	(2,506)	(46)	(173)	(39,259)
New financial assets originated or purchased	25,695	2,108	37	—	27,840
Total	875	(245)	(27)	(173)	430

			Securities
		Loan commitments
	Loans at amortized	and financial
December 31, 2018	cost	guarantee contracts	At amortized cost	FVOCI	Total
Net effect of changes in allowance for expected credit losses	56,311	182	(48)	(63)	56,382
Financial instruments that have been derecognized during the year	(27,490)	(6,666)	(64)	—	(34,220)
New financial assets originated or purchased	32,355	2,928	56	14	35,353
Total	61,176	(3,556)	(56)	(49)	57,515

Schedule of reconciliation of changes in the net carrying amount of credit-impaired loans

	December 31,	December 31,
	2020	2019
Credit-impaired loans and advances at beginning of year	54,573	49,439
Classified as credit-impaired during the year	2,100	—
Change in allowance for expected credit losses	(744)	7,164
Recoveries of amounts previously written off	139	52
Interest income	626	323
Write-offs	(52,106)	(2,405)
Credit-impaired loans and advances at end of year	4,588	54,573

Schedule of concentrations of credit risk by sector and industry.

					Securities
			Loan commitments and
	Loans at amortized cost		financial guarantee contracts		At amortized cost		FVOCI
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019	2020	2019	2020	2019
Carrying amount - principal	4,911,397	5,892,997	74,366	115,682	164,074	74,547	231,348	5,094
Amount committed/guaranteed	—	—	564,898	493,372	—	—	—	—

Concentration by sector
Corporations:
Private	1,425,929	1,782,808	276,249	213,161	56,979	2,998	60,403	—
State-owned	741,791	780,491	92,299	69,822	29,985	23,792	23,858	—
Financial institutions:
Private	2,231,742	2,692,787	65,434	75,130	33,715	19,276	—	—
State-owned	476,520	589,690	205,282	250,941	28,276	—	141,974	—
Sovereign	35,415	47,221	—	—	15,119	28,481	5,113	5,094
Total	4,911,397	5,892,997	639,264	609,054	164,074	74,547	231,348	5,094

Concentration by industry
Financial institutions	2,708,262	3,282,477	270,716	326,071	61,991	19,276	141,974	—
Manufacturing	760,985	925,375	173,493	143,560	66,053	21,658	45,654	—
Oil and petroleum derived products	586,030	561,068	98,189	71,571	20,911	5,132	38,607	—
Agricultural	336,715	327,288	—	—	—	—	—	—
Services	264,597	370,753	63,086	20,497	—	—	—	—
Mining	94,955	162,364	—	—	—	—	—	—
Sovereign	35,415	47,221	—	—	15,119	28,481	5,113	5,094
Other	124,438	216,451	33,780	47,355	—	—	—	—
Total	4,911,397	5,892,997	639,264	609,054	164,074	74,547	231,348	5,094

Schedule of concentrations of credit risk by rating and country

					Securities
			Loan commitments and
	Loans at amortized cost		financial guarantee contracts		At amortized cost		FVOCI
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019	2020	2019	2020	2019
Carrying amount - principal	4,911,397	5,892,997	74,366	115,682	164,074	74,547	231,348	5,094
Amount committed/guaranteed	—	—	564,898	493,372	—	—	—	—
Rating
1-4	2,582,794	2,928,401	247,425	167,241	108,505	73,047	231,348	5,094
5-6	2,096,138	2,415,323	237,807	183,568	55,569	1,500	—	—
7-8	232,465	487,428	154,032	258,245	—	—	—	—
10	—	61,845	—	—	—	—	—	—
Total	4,911,397	5,892,997	639,264	609,054	164,074	74,547	231,348	5,094

Concentration by country
Argentina	130,944	226,481	—	—	—	—	—	—
Belgium	9,807	13,742	—	—	—	—	—	—
Bolivia	12,000	7,000	2,800	400	—	—	—	—
Brazil	971,652	1,015,316	50,000	50,000	41,128	1,500	—	—
Canada	—	—	—	657	—	—	—	—
Chile	533,945	683,132	7,911	8	11,992	—	28,972	5,094
Colombia	714,258	906,092	50,333	50,610	29,998	15,338	—	—
Costa Rica	146,200	220,380	56,876	59,161	—	—	—	—
Dominican Republic	202,433	289,853	16,500	16,500	—	—	—	—
Ecuador	45,511	174,267	165,275	252,391	—	—	—	—
El Salvador	40,000	54,233	1,087	5,555	—	—	—	—
France	150,810	152,530	84,862	47,906	—	—	—	—
Germany	—	34,613	—	—	—	—	—	—
Guatemala	281,485	278,557	43,845	44,200	—	—	—	—
Honduras	10,199	128,937	345	300	—	—	—	—
Hong Kong	1,800	10,400	—	—	—	—	—	—
Jamaica	23,274	38,312	—	—	—	—	—	—
Luxembourg	50,000	59,813	—	—	—	—	—	—
Mexico	607,099	754,465	4,995	27,377	43,910	21,505	—	—
Panama	241,097	268,356	61,435	25,304	10,399	36,204	—	—
Paraguay	100,816	127,970	11,800	10,652	—	—	—	—
Peru	272,752	150,301	47,245	8,033	26,647	—	—	—
Singapore	75,095	90,955	—	—	—	—	—	—
Switzerland	—	—	—	10,000	—	—	—	—
Trinidad and Tobago	165,995	181,676	—	—	—	—	—	—
United States of America	113,816	25,000	—	—	—	—	89,794	—
United Kingdom	10,409	—	—	—	—	—	—	—
Uruguay	—	619	33,955	—	—	—	—	—
Multinational	—	—	—	—	—	—	112,582	—
Total	4,911,397	5,892,997	639,264	609,054	164,074	74,547	231,348	5,094

Schedule of Bank's liquid assets along with average information

	December 31,	December 31,
	2020	2019
At the end of the year	249.42%	52.48%
Year average	115.98%	37.82%
Maximum of the year	249.42%	53.38%
Minimum of the year	53.26%	23.23%

Schedule of Bank's liquid assets by geographical location

	December 31, 2020			December 31, 2019
	Cash and due from			Cash and due from
(in millions of USD dollars)	banks	Securities FVOCI	Total	banks
United State of America	740	90	830	1,132
Other O.E.C.D countries	100	—	100	4
Latin America	6	—	6	4
Other countries	—	—	—	20
Multinational	—	112	112	—
Total	846	202	1,048	1,160

Schedule of Bank's demand deposits ratio on total deposits

	December 31,	December 31,
(in millions of USD dollars)	2020	2019
Demand liabilities and "overnight"	171	86
% Demand liabilities and "overnight" to total deposits	5.44%	2.97%

Schedule of Bank's demand deposits from customers is satisfied by the Bank's liquid assets

	December 31,	December 31,
(in millions of USD dollars)	2020	2019
Total liquid assets	1,048	1,160
% Total assets to total liabilities	33.40%	40.15%
% Total liquid assets in the U.S. Federal Reserve	65.68%	97.37%

Schedule of Bank's loans and securities short-term portfolio with maturity within one year

(in millions of USD dollars)	December 31,	December 31,
	2020	2019
Loan portfolio at amortized cost and investment portfolio less than/equal to 1 year according to its original terms	3,114	3,485
Average term (days)	195	189

Schedule of Bank's loans and securities short-term portfolio with medium term maturity

(in millions of USD dollars)	December 31,	December 31,
	2020	2019
Loan portfolio at amortized cost and investment portfolio greater than/equal to 1 year according to its original terms	2,193	2,497
Average term (days)	1,382	1,185

Schedule of future cash flows between assets and liabilities grouped by its remaining maturity with respect to the contractual maturity

	December 31, 2020
	Up to 3	3 to 6	6 months to		More than	Gross inflows	Carrying
Description	months	months	1 year	1 to 5 years	5 years	(outflows)	amount

Assets
Cash and due from banks	863,831	—	—	—	—	863,831	863,812
Securities and other financial assets, net	11,541	20,961	60,311	312,027	—	404,840	398,068
Loans, net	1,712,049	998,923	1,255,069	293,489	1,156,625	5,416,155	4,896,647
Derivative financial instruments - assets	—	119	129	26,691	839	27,778	27,778
Total	2,587,421	1,020,003	1,315,509	632,207	1,157,464	6,712,604	6,186,305

Liabilities
Deposits	(2,678,292)	(166,832)	(293,306)	(6,638)	—	(3,145,068)	(3,140,875)
Securities sold under repurchase agreements	—	(5,784)	(4,977)	—	—	(10,761)	(10,663)
Borrowings and debt, net	(166,034)	(60,816)	(456,932)	(1,425,806)	(24,922)	(2,134,510)	(1,994,245)
Derivative financial instruments - liabilities	(3,020)	(1,081)	(71)	(5,039)	—	(9,211)	(9,211)
Total	(2,847,346)	(234,513)	(755,286)	(1,437,483)	(24,922)	(5,299,550)	(5,154,994)

Contingencies
Confirmed letters of credit	167,301	29,466	20,015	—	—	216,782	216,782
Stand-by letters of credit and guarantees	35,041	106,943	55,963	12,550	—	210,497	210,497
Credit commitments	—	—	4,286	133,333	—	137,619	137,619
Total	202,342	136,409	80,264	145,883	—	564,898	564,898
Net position	(462,267)	649,081	479,959	(951,159)	1,132,542	848,156	466,413

	December 31, 2019
	Up to 3	3 to 6	6 months to		More than	Gross inflows	Carrying
Description	months	months	1 year	1 to 5 years	5 years	(outflows)	amount

Assets
Cash and due from banks	1,178,288	—	—	—	—	1,178,288	1,178,170
Securities and other financial assets, net	16,684	6,457	7,293	54,544	6,492	91,470	88,794
Loans, net	1,960,381	967,594	1,207,469	1,822,519	150,742	6,108,705	5,823,333
Derivative financial instruments - assets	—	625	—	10,532	—	11,157	11,157
Total	3,155,353	974,676	1,214,762	1,887,595	157,234	7,389,620	7,101,454

Liabilities
Deposits	(2,574,180)	(198,786)	(122,680)	—	—	(2,895,646)	(2,893,555)
Securities sold under repurchase agreements	(40,691)	—	—	—	—	(40,691)	(40,530)
Borrowings and debt, net	(1,407,612)	(451,736)	(230,776)	(1,147,699)	(13,422)	(3,251,245)	(3,148,864)
Derivative financial instruments - liabilities	(2,425)	(775)	(1,711)	(12,014)	—	(16,925)	(14,675)
Total	(4,024,908)	(651,297)	(355,167)	(1,159,713)	(13,422)	(6,204,507)	(6,097,624)

Contingencies
Confirmed letters of credit	84,235	77,493	7,592	—	—	169,320	169,320
Stand-by letters of credit and guarantees	35,906	95,440	114,078	10,057	—	255,481	255,481
Credit commitments	—	—	—	68,571	—	68,571	68,571
Total	120,141	172,933	121,670	78,628	—	493,372	493,372
Net position	(989,696)	150,446	737,925	649,254	143,812	691,741	510,458

Schedule of liquidity reserves

	December 31,		December 31,
	2020		2019
	Amount	Fair Value	Amount	Fair Value
Balances with Central Banks	688,612	688,612	1,129,016	1,129,016
Cash and balances with other bank (1)	157,396	157,396	30,702	30,702
Total Liquidity reserves	846,008	846,008	1,159,718	1,159,718

Schedule of financial assets available to support future funding

December 31, 2020
	Guaranteed	Available as
		collateral
Cash and due from banks	17,804	846,008
Notional of investment securities	11,450	371,900
Loans at amortized cost	—	4,911,397
Total assets	29,254	6,129,305

December 31, 2019
	Guaranteed	Available as
		collateral
Cash and due from banks	18,452	1,159,718
Notional of investment securities	40,531	38,045
Loans at amortized cost	—	5,823,333
Total assets	58,983	7,021,096

Schedule of Bank's interest rate gap position

i.Interest rate risk

The following is a summary of the Bank’s interest rate gap position for the financial assets and liabilities based on their next repricing date:

	December 31, 2020
	Up to 3	3 to 6	6 months to		More than	Non interest
Description	months	months	1 year	1 to 5 years	5 years	rate risk	Total
Assets
Demand deposits and time deposits	859,481	—	—	—	—	4,331	863,812
Securities and other financial assets	9,554	9,139	55,960	320,769	—	—	395,422
Loans	3,468,477	895,794	434,813	117,262	—	—	4,916,346
Total assets	4,337,512	904,933	490,773	438,031	—	4,331	6,175,580

Liabilities
Demand deposits and time deposits	(2,675,867)	(166,317)	(290,000)	(6,500)	—	(216)	(3,138,900)
Securities sold under repurchase agreements	—	(5,728)	(4,935)	—	—	—	(10,663)
Borrowings and debt	(1,103,703)	(45,859)	(16,511)	(794,522)	(24,475)	—	(1,985,070)
Total liabilities	(3,779,570)	(217,904)	(311,446)	(801,022)	(24,475)	(216)	(5,134,633)
Net effect of derivative financial instruments held for interest risk management	(3)	(373)	58	15,982	839	—	16,503
Total interest rate sensitivity	557,939	686,656	179,385	(347,009)	(23,636)	4,115	1,057,450

	December 31, 2019
	Up to 3	3 to 6	6 months to		More than	Non interest
Description	months	months	1 year	1 to 5 years	5 years	rate risk	Total
Assets
Demand deposits and time deposits	1,170,092	—	—	—	—	—	1,170,092
Securities and other financial assets	14,935	6,351	5,055	53,300	—	—	79,641
Loans	4,031,432	1,096,355	548,028	208,443	8,739	—	5,892,997
Total assets	5,216,459	1,102,706	553,083	261,743	8,739	—	7,142,730

Liabilities
Demand deposits and time deposits	(2,570,324)	(197,300)	(120,419)	—	—	(293)	(2,888,336)
Securities sold under repurchase agreements	(40,530)	—	—	—	—	—	(40,530)
Borrowings and debt	(2,534,382)	(401,432)	(25,261)	(157,321)	—	(19,914)	(3,138,310)
Total liabilities	(5,145,236)	(598,732)	(145,680)	(157,321)	—	(20,207)	(6,067,176)
Net effect of derivative financial instruments held for interest risk management	(2,425)	(150)	(1,711)	(1,482)	—	—	(5,768)
Total interest rate sensitivity	68,798	503,824	405,692	102,940	8,739	(20,207)	1,069,786

Derivative financial instruments used for hedging
Disclosure of nature and extent of risks arising from financial instruments [line items]
Schedule of offsetting financial assets and liabilities

December 31, 2020
		Gross amounts	Net amount of
		offset in the	assets presented	Gross amounts not offset in the
		consolidated	in the	consolidated statement of
	Gross	statement of	consolidated	financial position
	amounts of	financial	statement of	Financial	Cash collateral
Description	assets	position	financial position	instruments	received	Net Amount

Derivative financial instruments used for hedging	27,778	—	27,778	—	(24,720)	3,058
Total	27,778	—	27,778	—	(24,720)	3,058

December 31, 2019
		Gross amounts	Net amount of
		offset in the	assets presented	Gross amounts not offset in the
		consolidated	in the	consolidated statement of
	Gross	statement of	consolidated	financial position
	amounts of	financial	statement of	Financial	Cash collateral
Description	assets	position	financial position	instruments	received	Net Amount

Derivative financial instruments used for hedging	11,157	—	11,157	—	(9,350)	1,807
Total	11,157	—	11,157	—	(9,350)	1,807

Securities sold under repurchase agreements
Disclosure of nature and extent of risks arising from financial instruments [line items]
Schedule of offsetting financial assets and liabilities

	December 31, 2020
			Net amount of
		Gross amounts	liabilities	Gross amounts not offset in
		offset in the	presented	the consolidated statement of
		consolidated	in the	financial position
	Gross	statement of	consolidated		Cash
Description	amounts of	financial	statement of	Financial	collateral	Net
	liabilities	position	financial position	instruments	pledged	Amount

Securities sold under repurchase agreements	(10,663)	—	(10,663)	11,998	18	1,353
Derivative financial instruments used for hedging	(9,211)	—	(9,211)	—	7,786	(1,425)
Total	(19,874)	—	(19,874)	11,998	7,804	(72)

	December 31, 2019
			Net amount of
		Gross amounts	liabilities	Gross amounts not offset in
		offset in the	presented	the consolidated statement of
		consolidated	in the	financial position
	Gross	statement of	consolidated		Cash
Description	amounts of	financial	statement of	Financial	collateral	Net
	liabilities	position	financial position	instruments	pledged	Amount

Securities sold under repurchase agreements	(40,530)	—	(40,530)	41,937	320	1,727
Derivative financial instruments used for hedging	(14,675)	—	(14,675)	—	14,632	(43)
Total	(55,205)	—	(55,205)	41,937	14,952	1,684

Securities at amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Schedule of credit risk exposure

December 31, 2020
	12-month PD
	Ranges	Stage 1	Stage 2	Stage 3	Total
Grades 1 – 4	0.03 - 0.74	108,505	—	—	108,505
Grades 5 - 6	0.75 - 3.95	50,562	5,007	—	55,569
		159,067	5,007	—	164,074
Loss allowance		(462)	(33)	—	(495)
Total		158,605	4,974	—	163,579

December 31, 2019
	12-month PD
	Ranges	Stage 1	Stage 2	Stage 3	Total
Grades 1 – 4	0.03 - 0.74	73,047	—	—	73,047
Grades 5 - 6	0.75 - 3.95	—	1,500	—	1,500
		73,047	1,500	—	74,547
Loss allowance		(103)	(10)	—	(113)
Total		72,944	1,490	—	74,434

Schedule of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments

	Stage 1	Stage 2	Stage 3	Total
Allowance for expected credit losses as of December 31, 2019	103	10	—	113
Transfer to lifetime expected credit losses	(10)	10	—	—
Net effect of changes in allowance for expected credit losses	15	23	—	38
Financial instruments that have been derecognized during the year	(76)	(10)	—	(86)
New financial assets originated or purchased	430	—	—	430
Allowance for expected credit losses as of December 31, 2020	462	33	—	495

	Stage 1	Stage 2	Stage 3	Total
Allowance for expected credit losses as of December 31, 2018	113	27	—	140
Net effect of changes in allowance for expected credit losses	(1)	(17)	—	(18)
Financial instruments that have been derecognized during the year	(46)	—	—	(46)
New financial assets originated or purchased	37	—	—	37
Allowance for expected credit losses as of December 31, 2019	103	10	—	113

Securities at FVOCI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Schedule of credit risk exposure

December 31, 2020
	12-month PD
	Ranges	Stage 1	Stage 2	Stage 3	Total
Grades 1 – 4	0.03 - 0.74	231,348	—	—	231,348
		231,348	—	—	231,348
Loss allowance		(43)	—	—	(43)
Total		231,305	—	—	231,305

December 31, 2019
	12-month PD
	Ranges	Stage 1	Stage 2	Stage 3	Total
Grades 1 - 4	0.03 - 0.74	5,094	—	—	5,094
		5,094	—	—	5,094
Loss allowance		—	—	—	—
Total		5,094	—	—	5,094

Schedule of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments

	Stage 1	Stage 2	Stage 3	Total
Allowance for expected credit losses as of December 31, 2019	—	—	—	—
Financial instruments that have been derecognized during the year	43	—	—	43
Allowance for expected credit losses as of December 31, 2020	43	—	—	43

Securities at fair value through other comprehensive income (FVOCI)

	Stage 1	Stage 2	Stage 3	Total
Allowance for expected credit losses as of December 31, 2018	33	140	—	173
Financial instruments that have been derecognized during the year	(33)	(140)	—	(173)
Allowance for expected credit losses as of December 31, 2019	—	—	—	—

Loans at amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Schedule of credit risk exposure

December 31, 2020
	PD Ranges	Stage 1	Stage 2	Stage 3	Total
Grades 1 - 4	0.03 - 0.74	2,582,794	—	—	2,582,794
Grades 5 - 6	0.75 - 3.95	1,928,142	167,996	—	2,096,138
Grades 7 - 8	3.96 - 30.67	102,532	119,340	10,593	232,465
Grades 9 - 10	30.68 - 100	—	—	—	—
		4,613,468	287,336	10,593	4,911,397
Loss allowance		(16,661)	(19,916)	(4,588)	(41,165)
Total		4,596,807	267,420	6,005	4,870,232

December 31, 2019
	PD Ranges	Stage 1	Stage 2	Stage 3	Total
Grades 1 – 4	0.03 - 0.74	2,928,401	—	—	2,928,401
Grades 5 - 6	0.75 - 3.95	2,330,150	85,173	—	2,415,323
Grades 7 - 8	3.96 - 30.67	343,606	143,822	—	487,428
Grades 9 - 10	30.68 - 100	—	—	61,845	61,845
		5,602,157	228,995	61,845	5,892,997
Loss allowance		(28,892)	(15,842)	(54,573)	(99,307)
Total		5,573,265	213,153	7,272	5,793,690

Schedule of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments

	Stage 1	Stage 2	Stage 3	Total
Allowance for expected credit losses as of December 31, 2019	28,892	15,842	54,573	99,307
Transfer to lifetime expected credit losses	(886)	886	—	—
Transfer to credit-impaired financial instruments	—	(2,100)	2,100	—
Net effect of changes in allowance for expected credit losses	134	13,443	(118)	13,459
Financial instruments that have been derecognized during the year	(24,307)	(3,729)	—	(28,036)
New financial assets originated or purchased	12,828	—	—	12,828
Write-offs	—	(4,426)	(52,106)	(56,532)
Recoveries	—	—	139	139
Allowance for expected credit losses as of December 31, 2020	16,661	19,916	4,588	41,165

	Stage 1	Stage 2	Stage 3	Total
Allowance for expected credit losses as of December 31, 2018	34,957	16,389	49,439	100,785
Transfer to lifetime expected credit losses	(2,488)	2,488	—	—
Net effect of changes in allowance for expected credit losses	(2,154)	5,881	7,987	11,714
Financial instruments that have been derecognized during the year	(27,118)	(8,916)	(500)	(36,534)
New financial assets originated or purchased	25,695	—	—	25,695
Write-offs	—	—	(2,405)	(2,405)
Recoveries	—	—	52	52
Allowance for expected credit losses as of December 31, 2019	28,892	15,842	54,573	99,307

Loan commitments and financial guarantees contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Schedule of credit risk exposure

December 31, 2020
	12-month PD
	Ranges	Stage 1	Stage 2	Stage 3	Total
Commitments and contingencies
Grades 1 - 4	0.03 - 0.74	245,927	—	—	245,927
Grades 5 - 6	0.75 - 3.95	198,638	38,446	—	237,084
Grades 7 - 8	3.96 - 30.67	81,887	—	—	81,887
		526,452	38,446	—	564,898

Customers' liabilities under acceptances
Grades 1 - 4	0.03 - 0.74	1,498	—	—	1,498
Grades 5 - 6	0.75 - 3.95	723	—	—	723
Grades 7 - 8	3.96 - 30.67	72,145	—	—	72,145
		74,366	—	—	74,366
		600,818	38,446	—	639,264
Loss allowance		(2,426)	(478)	—	(2,904)
Total		598,392	37,968	—	636,360

December 31, 2019
	12-month PD
	Ranges	Stage 1	Stage 2	Stage 3	Total
Commitments and contingencies
Grades 1 - 4	0.03 - 0.74	153,874	—	—	153,874
Grades 5 - 6	0.75 - 3.95	150,631	27,446	—	178,077
Grades 7 - 8	4.13 - 30.43	161,421	—	—	161,421
		465,926	27,446	—	493,372

Customers' liabilities under acceptances
Grades 1 - 4	0.03 - 0.74	13,367	—	—	13,367
Grades 5 - 6	0.75 - 3.95	5,491	—	—	5,491
Grades 7 - 8	4.13 - 30.43	96,824	—	—	96,824
		115,682	—	—	115,682
		581,608	27,446	—	609,054
Loss allowance		(2,683)	(361)	—	(3,044)
Total		578,925	27,085	—	606,010

Schedule of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments

	Stage 1	Stage 2	Stage 3	Total
Allowance for expected credit losses as of December 31, 2019	2,683	361	—	3,044
Transfer to lifetime expected credit losses	(96)	96	—	—
Net effect of changes in reserve for expected credit losses	37	42	—	79
Financial instruments that have been derecognized during the year	(1,864)	(21)	—	(1,885)
New instruments originated or purchased	1,666	—	—	1,666
Allowance for expected credit losses as of December 31, 2020	2,426	478	—	2,904

	Stage 1	Stage 2	Stage 3	Total
Allowance for expected credit losses as of December 31, 2018	3,089	200	—	3,289
Net effect of changes in reserve for expected credit losses	(17)	170	—	153
Financial instruments that have been derecognized during the year	(2,497)	(9)	—	(2,506)
New instruments originated or purchased	2,108	—	—	2,108
Allowance for expected credit losses as of December 31, 2019	2,683	361	—	3,044

Foreign exchange risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Schedule of sensitivity analysis of fair value due to change in interest rate.

	Change in	Effect on	Effect on
	interest rate	profit or loss	equity

December 31, 2020	+50 bps	1,182	16,618
	-50 bps	(5,161)	107

December 31, 2019	+50 bps	3,064	7,461
	-50 bps	(3,064)	(7,461)

Schedule of risk arising from financial instruments

	December 31, 2020
	Brazilian	European	Japanese	Colombian	Mexican	Other
	Real	Euro	Yen	Peso	Peso	Currencies(1)	Total
Exchance rate	5.19	1.22	103.23	3,430.19	19.92

Assets
Cash and due from banks	81	13	1	20	1,615	80	1,810
Loans	—	—	—	—	182,395	—	182,395
Total Assets	81	13	1	20	184,010	80	184,205

Liabilities
Borrowings and debt	—	—	—	—	(183,863)	—	(183,863)
Total liabilities	—	—	—	—	(183,863)	—	(183,863)

Net currency position	81	13	1	20	147	80	342

(1) It includes other currencies such as: Argentine pesos, Australian dollar, Swiss franc, Sterling pound, Peruvian soles, and Chinese renminbi.

	December 31, 2019
	Brazilian	European	Japanese	Colombian	Mexican	Other	Total
	Real	Euro	Yen	Peso	Peso	Currencies (1)
Exchance rate	4.02	1.12	108.67	3,287.50	18.88
Assets
Cash and due from banks	274	17	4	34	4,243	58	4,630
Loans	—	—	—	—	473,729	—	473,729
Total Assets	274	17	4	34	477,972	58	478,359

Liabilities
Borrowings and debt	—	—	—	—	(478,038)	—	(478,038)
Total liabilities	—	—	—	—	(478,038)	—	(478,038)

Net currency position	274	17	4	34	(66)	58	321

(1) It includes other currencies such as: Argentine pesos, Australian dollar, Swiss franc, Sterling pound, Peruvian soles, and Chinese renminbi.